Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 14,210	$ 13,568
Amortized cost	49,970	48,466
FVOCI Securities	$ 63,123	73,407
Bottom of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	20.00%
Top of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	50.00%
Debt securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 49,970	48,466
FVOCI Securities	62,991	73,314
Allowance for credit losses of amortized cost	2	1
Allowance for credit losses of FVOCI securities	2	4
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	3,038	2,420
Unrealized gain loss through profit or loss from securities held by insurance subsidiary [member]
Disclosure of financial assets [line items]
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	(202)	281	$ 1,006
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 11,172	$ 11,148